                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-10607

                           Large-Cap Growth Portfolio
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

LARGE-CAP GROWTH PORTFOLIO as of September 30, 2003

PORTFOLIO OF INVESTMENTS

Common Stocks -- 98.1%

SECURITY                                                       SHARES             VALUE
---------------------------------------------------------------------------------------------------
ADVERTISING -- 1.6%

Omnicom Group, Inc.                                                      6,700    $       481,395
---------------------------------------------------------------------------------------------------
                                                                                  $       481,395
---------------------------------------------------------------------------------------------------

AEROSPACE AND DEFENSE -- 1.8%

General Dynamics Corp.                                                   7,000    $       546,420
---------------------------------------------------------------------------------------------------
                                                                                  $       546,420
---------------------------------------------------------------------------------------------------

BANKS -- 2.0%

Bank of America Corp.                                                    7,500    $       585,300
---------------------------------------------------------------------------------------------------
                                                                                  $       585,300
---------------------------------------------------------------------------------------------------

BEVERAGES - SOFT DRINK -- 2.2%

Coca-Cola Company (The)                                                 15,100    $       648,696
---------------------------------------------------------------------------------------------------
                                                                                  $       648,696
---------------------------------------------------------------------------------------------------

BIOTECHNOLOGY -- 1.3%

Amgen, Inc.(1)                                                           6,000    $       387,420
---------------------------------------------------------------------------------------------------
                                                                                  $       387,420
---------------------------------------------------------------------------------------------------

COMPUTER HARDWARE -- 3.5%

Dell, Inc.(1)                                                           20,300    $       677,817
Hewlett-Packard Co.                                                     18,000            348,480
---------------------------------------------------------------------------------------------------
                                                                                  $     1,026,297
---------------------------------------------------------------------------------------------------

COMPUTER STORAGE AND PERIPHERAL -- 1.2%

EMC Corp.(1)                                                            27,400    $       346,062
---------------------------------------------------------------------------------------------------
                                                                                  $       346,062
---------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 9.2%

American Express Co.                                                    13,000    $       585,780
Fannie Mae                                                               5,500            386,100
Franklin Resources, Inc.                                                15,200            671,992
Merrill Lynch & Co., Inc.                                               12,000            642,360
SEI Investments Co.                                                     13,400            435,500
---------------------------------------------------------------------------------------------------
                                                                                  $     2,721,732
---------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.8%

Emerson Electric Co.                                                    10,000    $       526,500
---------------------------------------------------------------------------------------------------
                                                                                  $       526,500
---------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.5%

Molex Inc.                                                              15,100    $       431,709
---------------------------------------------------------------------------------------------------
                                                                                  $       431,709
---------------------------------------------------------------------------------------------------

FOOD DISTRIBUTORS -- 1.3%

Sysco Corp.                                                             12,000    $       392,520
---------------------------------------------------------------------------------------------------
                                                                                  $       392,520
---------------------------------------------------------------------------------------------------

GENERAL MERCHANDISE -- 1.9%

Wal-Mart Stores, Inc.                                                   10,100    $       564,085
---------------------------------------------------------------------------------------------------
                                                                                  $       564,085
---------------------------------------------------------------------------------------------------

HEALTH AND PERSONAL CARE -- 1.5%

Estee Lauder Companies, Inc. (The)                                      13,000    $       443,300
---------------------------------------------------------------------------------------------------
                                                                                  $       443,300
---------------------------------------------------------------------------------------------------

HEALTH CARE - DRUGS MAJOR -- 8.9%

Johnson & Johnson Co.                                                    8,000    $       396,160
Lilly (Eli) & Co.                                                        8,000            475,200
Merck & Co., Inc.                                                       12,000            607,440
Pfizer, Inc.                                                            24,950            757,981
Schering-Plough Corp.                                                   25,000            381,000
---------------------------------------------------------------------------------------------------
                                                                                  $     2,617,781
---------------------------------------------------------------------------------------------------

HEALTH CARE - EQUIPMENT -- 3.5%

DENTSPLY International, Inc.                                             9,300    $       417,012
Medtronic, Inc.                                                         13,000            609,960
---------------------------------------------------------------------------------------------------
                                                                                  $     1,026,972
---------------------------------------------------------------------------------------------------

HEALTH CARE - FACILITY -- 1.9%

Health Management Associates, Inc., Class A                             25,500    $       556,155
---------------------------------------------------------------------------------------------------
                                                                                  $       556,155
---------------------------------------------------------------------------------------------------

HEALTH CARE - MANAGED CARE -- 1.3%

WellPoint Health Networks, Inc.(1)                                       5,000    $       385,400
---------------------------------------------------------------------------------------------------
                                                                                  $       385,400
---------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 2.9%

General Electric Co.                                                    29,000    $       864,490
---------------------------------------------------------------------------------------------------
                                                                                  $       864,490
---------------------------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                                       SHARES              VALUE
---------------------------------------------------------------------------------------------------
INDUSTRIAL GASES -- 2.1%

Air Products and Chemicals, Inc.                                        14,000    $       631,400
---------------------------------------------------------------------------------------------------
                                                                                  $       631,400
---------------------------------------------------------------------------------------------------

INSURANCE - LIFE AND HEALTH -- 1.8%

Aflac Corp.                                                             16,000    $       516,800
Medco Health Solutions, Inc.(1)                                          1,157             30,001
---------------------------------------------------------------------------------------------------
                                                                                  $       546,801
---------------------------------------------------------------------------------------------------

INSURANCE - MULTILINE -- 2.6%

American International Group, Inc.                                      13,350    $       770,295
---------------------------------------------------------------------------------------------------
                                                                                  $       770,295
---------------------------------------------------------------------------------------------------

IT CONSULTING AND SERVICES -- 4.6%

CDW Corp.                                                                7,000    $       404,180
Fiserv, Inc.(1)                                                         14,000            507,220
SunGard Data Systems, Inc.(1)                                           16,500            434,115
---------------------------------------------------------------------------------------------------
                                                                                  $     1,345,515
---------------------------------------------------------------------------------------------------

MACHINERY - INDUSTRIAL -- 2.0%

Dover Corp.                                                             17,100    $       604,827
---------------------------------------------------------------------------------------------------
                                                                                  $       604,827
---------------------------------------------------------------------------------------------------

MANUFACTURING - DIVERSIFIED -- 0.9%

3M Co.                                                                   4,000    $       276,280
---------------------------------------------------------------------------------------------------
                                                                                  $       276,280
---------------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 0.9%

Nucor Corp.                                                              6,000    $       275,280
---------------------------------------------------------------------------------------------------
                                                                                  $       275,280
---------------------------------------------------------------------------------------------------

NETWORKING EQUIPMENT -- 1.9%

Cisco Systems, Inc.(1)                                                  28,600    $       558,844
---------------------------------------------------------------------------------------------------
                                                                                  $       558,844
---------------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 2.0%

EOG Resources, Inc.                                                     14,000    $       584,360
---------------------------------------------------------------------------------------------------
                                                                                  $       584,360
---------------------------------------------------------------------------------------------------

OIL AND GAS - INTEGRATED -- 2.3%

Exxon Mobil Corp.                                                       19,000    $       695,400
---------------------------------------------------------------------------------------------------
                                                                                  $       695,400
---------------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 1.7%

Avery Dennison Corp.                                                    10,000    $       505,200
---------------------------------------------------------------------------------------------------
                                                                                  $       505,200
---------------------------------------------------------------------------------------------------

PUBLISHING -- 2.0%

Tribune Co.                                                             13,000    $       596,700
---------------------------------------------------------------------------------------------------
                                                                                  $       596,700
---------------------------------------------------------------------------------------------------

RESTAURANTS -- 2.1%

Brinker International, Inc.(1)                                          18,500    $       617,160
---------------------------------------------------------------------------------------------------
                                                                                  $       617,160
---------------------------------------------------------------------------------------------------

RETAIL - FOOD AND DRUG -- 1.9%

Walgreen Co.                                                            18,000    $       551,520
---------------------------------------------------------------------------------------------------
                                                                                  $       551,520
---------------------------------------------------------------------------------------------------

RETAIL - HOME IMPROVEMENT -- 1.8%

Home Depot, Inc. (The)                                                  16,500    $       525,525
---------------------------------------------------------------------------------------------------
                                                                                  $       525,525
---------------------------------------------------------------------------------------------------
RETAIL - SPECIALTY AND APPAREL -- 4.7%

Bed Bath and Beyond, Inc.(1)                                            10,000    $       381,800
Kohl's Corp.(1)                                                         13,000            695,500
Tiffany and Co.                                                          8,000            298,640
---------------------------------------------------------------------------------------------------
                                                                                  $     1,375,940
---------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 7.3%

Intel Corp.                                                             28,500    $       784,035
Linear Technology Corp.                                                 15,900            569,379
Microchip Technology, Inc.                                              14,000            335,160
QLogic Corp.(1)                                                         10,000            470,100
---------------------------------------------------------------------------------------------------
                                                                                  $     2,158,674
---------------------------------------------------------------------------------------------------

SERVICES - DATA PROCESSING -- 1.1%

Concord EFS, Inc.(1)                                                    23,100    $       315,777
---------------------------------------------------------------------------------------------------
                                                                                  $       315,777
---------------------------------------------------------------------------------------------------

SYSTEMS SOFTWARE -- 3.4%

Microsoft Corp.                                                         36,000    $     1,000,440
---------------------------------------------------------------------------------------------------
                                                                                  $     1,000,440
---------------------------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                                       SHARES              VALUE
---------------------------------------------------------------------------------------------------
TELEPHONE -- 1.7%

SBC Communications, Inc.                                                22,000    $       489,500
---------------------------------------------------------------------------------------------------
                                                                                  $       489,500
---------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (IDENTIFIED COST $26,479,731)                                                   $    28,977,672
---------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.1%
  (IDENTIFIED COST $26,479,731)                                                   $    28,977,672
---------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.9%                                            $       558,679
---------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $    29,536,351
---------------------------------------------------------------------------------------------------

(1)  Non-income producing security.

                       See notes to financial statements.

LARGE-CAP GROWTH PORTFOLIO as of September 30, 2003

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2003

ASSETS

Investments, at value (identified cost, $26,479,731)                         $   28,977,672
Cash                                                                              1,525,714
Receivable for investments sold                                                   1,021,068
Interest and dividends receivable                                                    20,617
---------------------------------------------------------------------------------------------
Total assets                                                                 $   31,545,071
---------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                            $    1,985,836
Accrued expenses                                                                     22,884
---------------------------------------------------------------------------------------------
Total liabilities                                                            $    2,008,720
---------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio                    $   29,536,351
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                      $   27,038,410
Net unrealized appreciation (computed on the basis of identified cost)            2,497,941
---------------------------------------------------------------------------------------------
Total                                                                        $   29,536,351
---------------------------------------------------------------------------------------------

Statement of Operations

For the Year Ended
September 30, 2003

INVESTMENT INCOME

Dividends                                                                    $      274,330
Interest                                                                              1,675
---------------------------------------------------------------------------------------------
Total investment income                                                      $      276,005
---------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                       $      144,535
Trustees' fees and expenses                                                             182
Custodian fee                                                                        23,464
Legal and accounting services                                                        16,968
Miscellaneous                                                                         1,911
---------------------------------------------------------------------------------------------
Total expenses                                                               $      187,060
---------------------------------------------------------------------------------------------
Deduct --

     Reduction of investment adviser fee                                     $        9,510
---------------------------------------------------------------------------------------------
Total expense reductions                                                     $        9,510
---------------------------------------------------------------------------------------------

Net expenses                                                                 $      177,550
---------------------------------------------------------------------------------------------

Net investment income                                                        $       98,455
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net Realized Gain (Loss) --
    Investment transactions (identified cost basis)                          $   (1,023,651)
---------------------------------------------------------------------------------------------
Net realized loss                                                            $   (1,023,651)
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                      $    5,079,769
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                         $    5,079,769
---------------------------------------------------------------------------------------------

Net realized and unrealized gain                                             $    4,056,118
---------------------------------------------------------------------------------------------

Net increase in net assets from operations                                   $    4,154,573
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Changes in Net Assets

INCREASE (DECREASE)                           YEAR ENDED           PERIOD ENDED
IN NET ASSETS                                 SEPTEMBER 30, 2003   SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------
From operations --
     Net investment income                      $       98,455       $       16,480
     Net realized loss                              (1,023,651)          (1,455,506)
     Net change in unrealized
       appreciation (depreciation)                   5,079,769           (2,581,828)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                               $    4,154,573       $   (4,020,854)
---------------------------------------------------------------------------------------
Capital transactions --
    Contributions                               $   14,400,880       $   22,385,941
    Withdrawals                                     (6,176,187)          (1,308,012)
---------------------------------------------------------------------------------------
Net increase in net assets from
  capital transactions                          $    8,224,693       $   21,077,929
---------------------------------------------------------------------------------------

Net increase in net assets                      $   12,379,266       $   17,057,075
---------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                            $   17,157,085       $      100,010
---------------------------------------------------------------------------------------
At end of year                                  $   29,536,351       $   17,157,085
---------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       See notes to financial statements.

Supplementary Data

                                                                                    YEAR ENDED SEPTEMBER 30,
                                                                                   -----------------------------
                                                                                        2003         2002(1)
----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
     Net expenses                                                                         0.80%         0.92%(2)
     Net investment income                                                                0.44%         0.20%(2)
Portfolio Turnover                                                                          34%           11%
----------------------------------------------------------------------------------------------------------------
Total Return                                                                             22.95%       (25.97)%
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                                            $    29,536   $    17,157
----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                                               0.84%         0.98%(2)
   Net investment income                                                                  0.40%         0.14%(2)
----------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002 to September 30, 2002.
(2)  Annualized.

                       See notes to financial statements.

LARGE-CAP GROWTH PORTFOLIO as of September 30, 2003

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Large-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2003, the Eaton Vance Large-Cap Growth Fund and Atlanta Capital Large-Cap Growth Fund held approximate 11.2% and 88.5% interests in the Portfolio, respectively. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended September 30, 2003, the advisory fee amounted to $144,535. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $9,510. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC (Atlanta Capital), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.400% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $15,520,275 and $7,521,048 respectively, for the year ended September 30, 2003.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2003, as computed on a federal income tax basis, were as follows:

   Aggregate cost                         $ 26,482,273
   -----------------------------------------------------

   Gross unrealized appreciation          $  3,596,983
   Gross unrealized depreciation            (1,101,584)
   -----------------------------------------------------

   Net unrealized appreciation            $  2,495,399
   -----------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2003.

6  INTERESTHOLDER MEETING (UNAUDITED)

   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                INTEREST IN THE PORTFOLIO
                                -------------------------
   NOMINEE FOR TRUSTEE           AFFIRMATIVE    WITHHOLD
---------------------------------------------------------
   Jessica M. Bibliowicz            100%          0%

   Donald R. Dwight                 100%          0%

   James B. Hawkes                  100%          0%

   Samuel L. Hayes, III             100%          0%

   William H. Park                  100%          0%

   Norton H. Reamer                 100%          0%

   Lynn A. Stout                    100%          0%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

LARGE-CAP GROWTH PORTFOLIO as of September 30, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF LARGE-CAP GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large-Cap Growth Portfolio (the Portfolio) as of September 30, 2003, the related statement of operations for the year then ended, the statement of changes in net assets and the supplementary data for the year ended September 30, 2003 and the period from the start of business, April 30, 2002, to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Large-Cap Growth Portfolio at September 30, 2003, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2003

EATON VANCE LARGE-CAP GROWTH FUND

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and Large-Cap Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                            POSITION(S)        TERM OF                                      NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                        IN FUND COMPLEX
        NAME AND          TRUST AND THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY           OTHER
     DATE OF BIRTH           PORTFOLIO         SERVICE          DURING PAST FIVE YEARS           TRUSTEE(1)      DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz        Trustee       Trustee of the   President and Chief Executive           191                 None
11/28/59                                     Trust since    Officer of National Financial
                                             1998; of the   Partners (financial services
                                           Portfolio since  company) (since April 1999).
                                                2001        President and Chief Operating
                                                            Officer of John A. Levin & Co.
                                                            (registered investment
                                                            adviser) (July 1997 to April
                                                            1999) and a Director of Baker,
                                                            Fentress & Company, which owns
                                                            John A. Levin & Co. (July 1997
                                                            to April 1999). Ms. Bibliowicz
                                                            is an interested person
                                                            because of her affiliation
                                                            with a brokerage firm.

James B. Hawkes          Trustee of the    Trustee of the   Chairman, President and Chief           193           Director of EVC
11/9/41                  Trust; Trustee      Trust since    Executive Officer of BMR, EVC,
                        and President of    1989; Trustee   EVM and EV; Director of EV;
                          the Portfolio     and President   Vice President and Director of
                                               of the       EVD. Trustee and/or officer of
                                           Portfolio since  193 registered investment
                                                2001        companies in the Eaton Vance
                                                            Fund Complex. Mr. Hawkes is an
                                                            interested person because of
                                                            his positions with BMR, EVM,
                                                            EVC and EV, which are
                                                            affiliates of the Trust and
                                                            the Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III         Trustee       Trustee of the   Jacob H. Schiff Professor of            193              Director of
2/23/35                                      Trust since    Investment Banking Emeritus,                            Tiffany & Co.
                                             1989; of the   Harvard University Graduate                              (specialty
                                           Portfolio since  School of Business                                      retailer) and
                                                 2001       Administration.                                         Telect, Inc.
                                                                                                                  (telecommunication
                                                                                                                      services
                                                                                                                      company)

William H. Park              Trustee          Since 2003    President and Chief Executive           190                 None
9/19/47                                                     Officer, Prizm Capital
                                                            Management, LLC (investment
                                                            management firm) (since 2002).
                                                            Executive Vice President and
                                                            Chief Financial Officer,
                                                            United Asset Management
                                                            Corporation (a holding company
                                                            owning institutional
                                                            investment management firms)
                                                            (1982-2001).

Ronald A. Pearlman            Trustee        Since 2003     Professor of Law, Georgetown            190                 None
7/10/40                                                     University Law Center (since
                                                            1999). Tax Partner, Covington
                                                            & Burling, Washington, DC
                                                            (1991-2000).

                            POSITION(S)        TERM OF                                      NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                        IN FUND COMPLEX
        NAME AND          TRUST AND THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY           OTHER
     DATE OF BIRTH           PORTFOLIO         SERVICE          DURING PAST FIVE YEARS           TRUSTEE(1)      DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer             Trustee       Trustee of the   President and Chief Executive           193                 None
9/21/35                                      Trust since    Officer of Asset Management
                                             1989; of the   Finance Corp. (a specialty
                                           Portfolio since  finance company serving the
                                                 2001       investment management
                                                            industry) (since October
                                                            2003). President, Unicorn
                                                            Corporation (an investment and
                                                            financial advisory services
                                                            company) (since September
                                                            2000). Formerly Chairman,
                                                            Hellman, Jordan Management
                                                            Co., Inc. (an investment
                                                            management company)
                                                            (2000-2003). Formerly Advisory
                                                            Director of Berkshire Capital
                                                            Corporation (investment
                                                            banking firm) (2002-2003).
                                                            Formerly Chairman of the
                                                            Board, United Asset Management
                                                            Corporation (a holding company
                                                            owning institutional
                                                            investment management firms)
                                                            and Chairman, President and
                                                            Director, UAM Funds (mutual
                                                            funds) (1980-2000).

Lynn A. Stout                Trustee       Trustee of the   Professor of Law, University            193                 None
9/14/57                                      Trust since    of California at Los Angeles
                                             1998; of the   School of Law (since July
                                           Portfolio since  2001). Formerly, Professor of
                                                2001        Law, Georgetown University Law
                                                            Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                               POSITION(S)                  TERM OF
                                WITH THE                  OFFICE AND
         NAME AND            TRUST AND THE                 LENGTH OF                            PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH              PORTFOLIO                   SERVICE                             DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.      President of the Trust;  President of the Trust since  Executive Vice President of EVM, BMR, EVC and EV;
5/31/58                   Vice President of the    2002; Vice President of the  Chief Investment Officer of EVM and BMR and
                               Portfolio             Portfolio since 2001(2)    Director of EVC. Chief Executive Officer of Belair
                                                                                Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                                Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                                and Belrose Capital Fund LLC (private investment
                                                                                companies sponsored by EVM). Officer of 53
                                                                                registered investment companies managed by EVM or
                                                                                BMR.

Daniel W. Boone, III      Vice President of the           Since 2001            Managing Partner and member of the Executive
7/3/44                          Portfolio                                       Committee of Atlanta Capital. Officer of
                                                                                1registered investment company managed by EVM or
                                                                                BMR.

Gregory L. Coleman        Vice President of the           Since 2001            Partner of Atlanta Capital. Officer of 10
10/28/49                          Trust                                         registered investment companies managed by EVM or
                                                                                BMR.

William R. Hackney, III   Vice President of the           Since 2001            Managing Partner and member of the Executive
4/12/48                        Portfolio                                        Committee of Atlanta Capital. Officer of 3
                                                                                registered investment companies managed by EVM or
                                                                                BMR.

Marilyn Robinson Irvin    Vice President of the           Since 2001            Senior Vice President and Principal of Atlanta
6/17/58                        Portfolio                                        Capital. Officer of 1 registered investment
                                                                                company managed by EVM or BMR.

Paul J. Marshall          Vice President of the           Since 2003            Vice President of Atlanta Capital. Portfolio
5/2/65                         Portfolio                                        manager for Bank of America Capital Management
                                                                                (1995-2000). Officer of 3 registered investment
                                                                                companies managed by EVM or BMR.

James A. Womack           Vice President of the           Since 2001            Vice President of Atlanta Capital. Officer of 10
11/20/68                         Trust                                          registered investment companies managed by EVM or
                                                                                BMR.

Alan R. Dynner                 Secretary          Secretary of the Trust since  Vice President, Secretary and Chief Legal Officer
10/10/40                                          1997; of the Portfolio since  of BMR, EVM, EVD, EV and EVC. Officer of 193
                                                              2001              registered investment companies managed by EVM or
                                                                                BMR.

Kristin S. Anagnost          Treasurer of the             Since 2002(2)         Assistant Vice President of EVM and BMR. Officer
6/12/65                         Portfolio                                       of 110 registered investment companies managed by
                                                                                EVM or BMR.

James L. O'Connor        Treasurer of the Trust           Since 1989            Vice President of BMR, EVM and EVD. Officer of 115
4/1/45                                                                          registered investment companies managed by EVM or
                                                                                BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Ms. Anagnost served as Assistant Treasurer of the Portfolio since 2001.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LARGE-CAP GROWTH PORTFOLIO

By:   /S/ James B. Hawkes
      -------------------
      James B. Hawkes
      President


Date: November 17, 2003
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Kristin S. Anagnost
      -----------------------
      Kristin S. Anagnost
      Treasurer


Date: November 17, 2003
      -----------------


By:   /S/ James B. Hawkes
      -------------------
      James B. Hawkes
      President


Date: November 17, 2003
      -----------------